DEFERRED INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Deferred Financing Costs 1	$ 0
Deferred Financing Costs 2	34.00%
Deferred Financing Costs 3	(5,448,000)
Deferred Financing Costs 4	(4,568,380)
Deferred Financing Costs 5	17,479,000
Deferred Financing Costs 6	17,479,000
Deferred Financing Costs 7	7,911,000
Deferred Financing Costs 8	$ 9,568,000